Note 12 - Mezzanine Equity (Details Textual) - $ / shares	Mar. 30, 2020	Jun. 30, 2019	Mar. 29, 2019	Dec. 31, 2018
Series E Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance		28,158		0
Family Trading Inc [Member] | Conversion of Series E Preferred Stock To Common Stock [Member]
Convertible Preferred Stock, Shares Issued upon Conversion		4,177,745
Family Trading Inc [Member] | Series E Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues			27,129
Shares Issued, Price Per Share			$ 1,000
Convertible Preferred Stock, Numerator Price			1
Convertible Preferred Stock, Conversion Price		$ 6.74	$ 20
Convertible Preferred Stock, Conversion Price, Percentage of VWAP			80.00%
Preferred Stock, Number of Common Shares Voting Rights			1,000
Preferred Stock, Liquidation Preference Per Share			$ 1,000
Preferred Stock Redemption Premium, Percent of Liquidation Amount Redeemed			15.00%
Preferred Stock, Dividend Rate, Percentage			15.00%
Preferred Stock, Accrued Dividend, Interest Rate			15.00%
Preferred Stock Dividends, Shares		1,029
Preferred Stock, Shares Outstanding, Ending Balance		28,158
Family Trading Inc [Member] | Series E Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Stock, Conversion Price			$ 0.60
Yorkville [Member] | Series B Preferred Stock [Member] | Forecast [Member]
Preferred Stock Redemption Premium, Percent of Liquidation Amount Redeemed	20.00%